Note 5 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

Note 5 – Fair Value Measurements –

The fair value measurement accounting literature provides a framework for measuring fair value. That framework provides a fair value hierarchy that provides the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels. Level 1 inputs to the valuation methodology are based on unadjusted quoted prices for identical assets in active markets that the Plan has the ability to access. Level 2 inputs are based primarily on quoted prices for similar assets in active or inactive markets and/or based on inputs that are derived principally from or corroborated by observable market data by correlation or other means. Level 3 inputs are unobservable and are based on assumptions market participants would utilize in pricing the asset.

The Plan uses appropriate valuation techniques based on the available inputs to measure the fair value of its investments. The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.

Registered Investment Company Accounts: The registered investment company accounts (“RIAs”) are valued at the net asset value (“NAV”) of shares held by the Plan at year-end, based upon quoted market prices.

Common and Collective Trusts: The Common and Collective Trust accounts (“CCTs”) are valued at the NAV held by the Plan at year-end, based upon quoted market prices, when available. Due to the unique investments that may be allowed in these funds, use of the NAV is a practical expedient for measuring these funds at fair value and the accounts are excluded from the Fair Value disclosure table below.

Employer Stock: The employer stock is an account comprised of common stock of Business First Bancshares, Inc and short term investments. The fair value of the fund is derived from the fair value of the common stock based on quoted market prices in an active market.

Although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

b1BANK EMPLOYEE RETIREMENT PLAN AND TRUST

The following table sets forth the level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$54,454,049	$-	$-	$54,454,049
Unitized Employer Stock Accounts	3,849,279	-	-	3,849,279
Total Assets in the Fair Value Hierarchy	$58,303,328	$-	$-	$58,303,328

Investments in Common & Collective Trusts Measured Using NAV Per Share Practical Expedient*				23,754,893
Total Investments at Fair Value				$82,058,221

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$42,895,180	$-	$-	$42,895,180
Unitized Employer Stock Accounts	4,227,999	-	-	4,227,999
Total Assets in the Fair Value Hierarchy	$47,123,179	$-	$-	$47,123,179

Investments in Common & Collective Trusts Measured Using NAV Per Share Practical Expedient*				18,273,059
Total Investments at Fair Value				$65,396,238

*Certain investments that were measured at net asset value per share (“NAV”) practical expedient of the fund have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

b1BANK EMPLOYEE RETIREMENT PLAN AND TRUST

The following tables summarize investments measured at fair value based on NAV per share practical expedient as of December 31, 2025 and 2024.

		December 31, 2025
		Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common & Collective Trusts:
Balanced Funds	(a)	$23,754,893	N/A	Daily	None
Total Accounts at NAV		$23,754,893

		December 31, 2024
		Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common & Collective Trusts:
Balanced Funds	(a)	$18,273,059	N/A	Daily	None
Total Accounts at NAV		$18,273,059

(a)	These investments seek to provide high total investment return. The funds invest in a portfolio of equity, debt and money market securities.